Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000211567 [Member]
Shareholder Report [Line Items]
Fund Name	Freedom 100 Emerging Markets ETF
Class Name	Freedom 100 Emerging Markets ETF
Trading Symbol	FRDM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TBG Dividend Focus ETF (the “Fund”) for the period of November 6, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	www.freedometfs.com/frdm
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, stocks in the freest emerging market countries outperformed the Solactive GBS Emerging Markets Large & Mid Cap Index, led by strong returns from Taiwanese technology companies. Portfolio companies in the information technology sector, particularly those in the semiconductor industry, benefited from increased global demand due to the ability to respond to rapid advancements in artificial intelligence (AI) technology, the need for specialized chips, and greater computing power requirements.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	Since Inception (5/22/2019)
Freedom 100 Emerging Markets ETF - NAV	29.81%	9.56%	9.32%
Freedom 100 Emerging Markets Index	30.46%	9.83%	9.61%
Solactive GBS Emerging Markets Large & Mid Cap Index	25.79%	6.04%	6.02%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.freedometfs.com/frdm for more recent performance information.

Performance Inception Date	May 22, 2019
Net Assets	$ 847,996,380
Holdings Count | holding	114
Advisory Fees Paid, Amount	$ 3,731,552
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$847,996,380	Portfolio Turnover Rate*	20%
# of Portfolio Holdings	114	Advisory Fees Paid	$3,731,552
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	32.5%
Financials	24.9%
Materials	11.2%
Consumer Discretionary	10.8%
Consumer Staples	6.4%
Communication Services	5.1%
Industrials	4.5%
Health Care	2.2%
Utilities	1.4%
Real Estate	0.6%
Energy	0.2%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10.4%
Samsung Electronics Co. Ltd.	5.7%
Hon Hai Precision Industry Co. Ltd.	5.0%
Bank Polska Kasa Opieki SA	3.5%
Sociedad Quimica y Minera de Chile SA - ADR	3.3%
MediaTek, Inc.	3.2%
SK Hynix, Inc.	3.0%
Banco de Chile	2.8%
Latam Airlines Group SA	2.5%
Falabella SA	2.3%

Material Fund Change Name [Text Block]
Material Fund Changes
There have been no material changes of the Fund since May 31, 2024 For more complete information, you may review the Fund’s next prospectus, which we expect to be available at etf.sparklinecapital.com.